CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement Of Financial Position [Abstract]
Preferred Stock, par value (in dollars per share)	$ 0.01
Preferred Shares Authorized	100,000,000
Common Stock, par value (in dollars per share)	$ 0.01
Common Stock Shares Authorized	500,000,000
Common Shares Issued	76,073,317	63,061,781
Common Shares Outstanding	76,073,000	63,062,000